ATA INC. ("Parent Company") - Condensed Statements of Cash Flows (Details)	2 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Condensed financial information
Net cash used in operating activities		$ 14,694,318	¥ 95,605,639	¥ 61,544,726	¥ 64,504,771
Cash flows from investing activities :
Net cash used in investing activities		(3,166,827)	(20,604,329)	(93,951,601)	(36,801,464)
Cash flows from financing activities :
Cash paid for repurchase of common shares					(19,536,028)
Special cash dividend	¥ (65,698,571)	(10,097,685)	(65,698,571)
Net cash (used in)/received from financing activities		(6,170,744)	(40,148,709)	7,249,603	(20,310,382)
Effect of foreign exchange rate changes on cash		(185,985)	(1,210,072)	(62,052)	(20,559)
Net increase (decrease) in cash		5,170,762	33,642,529	(25,219,324)	7,372,366
ATA INC.
Condensed financial information
Net cash used in operating activities		(769,067)	(5,003,772)	(2,858,989)	(3,150,707)
Cash flows from investing activities :
Collection from subsidiaries:		(1,425,432)	(9,274,288)	400,783	17,406,546
Dividend received from PRC subsidiaries		12,672,749	82,452,704
Net cash used in investing activities		11,247,317	73,178,416	400,783	17,406,546
Cash flows from financing activities :
Cash paid for repurchase of common shares					(19,536,028)
Special cash dividend		(10,097,685)	(65,698,571)
Net cash (used in)/received from financing activities		(10,097,685)	(65,698,571)		(19,536,028)
Effect of foreign exchange rate changes on cash		(180,368)	(1,173,526)	31,935	7,443
Net increase (decrease) in cash		200,197	1,302,547	(2,426,271)	(5,272,746)
Cash at beginning of period		77,630	505,082	2,931,353	8,204,099
Cash at end of period		$ 277,827	¥ 1,807,629	¥ 505,082	¥ 2,931,353